Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Useful life
Office equipment	5 years
Computer equipment	3 years

Schedule of Company’s Revenue by Revenue Categories

The following table shows the Company’s revenue by revenue categories for the periods indicated.

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
New construction	4,734,096	2,466,676	1,939,363
Reconstruction	—	466,166	366,512
A&A	227,222	719,903	566,006
Other general contracting services	—	81,288	63,910
Total revenue	4,961,318	3,734,033	2,935,791

Schedule of Suppliers or Subcontractors Accounts Payable

The table below sets out the suppliers or subcontractors who accounted for 10% or more of the Company’s total accounts payable as of December 31, 2024 and June 30, 2025.

		Percentage of accounts payable (%)
Name of Supplier/Subcontractor	Products/services supplied	As of December 31, 2024	As of June 30, 2025 (Unaudited)
Supplier A	Materials	-	29
Subcontractor B	Subcontract service	22	-
Subcontractor C	Subcontract service	12	-
Subcontractor D	Subcontract service	12	-